SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 4 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles accepted in the United States of America (U.S. GAAP) for financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (SEC).

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Innovation Beverage Group Limited and its wholly owned subsidiaries BevMart USA LLC and W4W (collectively, the “Group”). All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying Notes. Actual results could differ materially from those estimates. The Company’s most significant estimates include the allowance for credit losses, valuation and classification of inventories and obsolescence reserves, depreciable lives and salvage values of equipment, the carrying value of the right-of-use (“ROU”) assets, valuation of deferred tax assets and liabilities, fair value of stock-based compensation, lease term, incremental borrowing rate and fair value of lease liabilities, valuation of loss contingencies, the fair value of warrants.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents at December 31, 2025 and 2024.

Accounts Receivable and Allowance for Credit Losses

Accounts receivable are stated at the amount the Group expects to collect, net of an allowance for credit losses. The Group recognizes an allowance for credit losses in accordance with ASC 326, Financial Instruments—Credit Losses, based on expected credit losses over the contractual life of the receivables. The Group estimates expected credit losses based on historical collection experience, the aging of accounts receivable, the financial condition of individual customers, current economic conditions, and reasonable and supportable forecasts, as applicable.

Accounts receivable are written off against the allowance when they are deemed uncollectible after reasonable collection efforts have been exhausted and the likelihood of recovery is considered remote. At December 31, 2025 and 2024, the allowance for credit losses relating to the Company’s accounts receivable was $0.

Inventories

Inventories, consisting primarily of raw materials and finished goods, are stated at the lower of cost and net realizable value, with cost determined using the first-in, first-out (“FIFO”) method. Cost includes direct materials and delivery costs, direct labor, import duties and other taxes, and an appropriate allocation of variable and fixed production overhead based on normal operating capacity. Costs of purchased inventory are determined net of rebates and discounts received or receivable. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale.

The Group periodically reviews its inventories for excess, slow-moving, or obsolete items and writes down inventories to net realizable value, as appropriate. Inventory write-downs are recognized in cost of goods sold. When inventory is written down, a new cost basis is established and subsequent recoveries in value are not recognized.

Equipment

Equipment is stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Category	Depreciation Period
Furniture and fixtures	4 - 10 years
Office equipment	2 - 10 years
Plant and equipment	4 - 10 years

Expenditures for additions and improvements that extend the useful life or increase the value of an asset are capitalized, while expenditures for repairs and maintenance are expensed as incurred. Upon disposal, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recognized in the consolidated statements of operations.

Intangible Assets

The Group’s intangible assets consist of a customer contract, an intellectual property (“IP”) asset, and software development costs. The customer contract was acquired in connection with a business combination.

Intangible assets with finite useful lives are stated at cost less accumulated amortization and are amortized on a straight-line basis over their estimated useful lives. The estimated useful life of an intangible asset is determined based on the specific facts and circumstances related to the asset, including its contractual term, expected period of benefit, legal or regulatory limitations, the Group’s expected use of the asset, and other relevant economic factors.

The estimated useful lives of the Group’s intangible assets are as follows:

Category	Amortization Period
Customer contract	13.75 years
Intellectual property (IP) asset	12.42 years
Software development costs	5 years

Finite-lived intangible assets are reviewed for impairment when events or changes in circumstances indicate that their carrying amounts may not be recoverable.

Impairment of Long-Lived Assets

The Group reviews its long-lived assets, including equipment and finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability is assessed by comparing the carrying amount of the asset or asset group to the undiscounted future cash flows expected to result from its use and eventual disposition. If the carrying amount is not recoverable, an impairment loss is recognized for the amount by which the carrying amount exceeds its fair value. Long-lived assets to be sold are reported at the lower of their carrying amount or fair value less cost to sell.

Leases

The Group determines whether an arrangement is or contains a lease at inception. Right-of-use (“ROU”) assets represent the Group’s right to use an underlying asset for the lease term, and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. When the rate implicit in the lease is not readily determinable, the Group uses its incremental borrowing rate based on information available at the lease commencement date in determining the present value of lease payments.

Operating lease expense is recognized on a straight-line basis over the lease term. Finance lease ROU assets are amortized on a straight-line basis over the shorter of the estimated useful life of the underlying asset or the lease term, unless ownership transfers to the Group or the Group is reasonably certain to exercise a purchase option, in which case the ROU asset is amortized over the useful life of the underlying asset. Interest on finance lease liabilities is recognized using the effective interest method.

The Group has elected not to recognize ROU assets and lease liabilities for leases with an initial term of 12 months or less. Lease expense for such short-term leases is recognized on a straight-line basis over the lease term.

Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques. Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

●	Level 1 – Quoted prices in active markets for identical assets or liabilities.

●	Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

Fair Value of Financial Instruments

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 825-10, “Financial Instruments” (“ASC 825-10”) requires disclosure of the fair value of certain financial instruments. The estimated fair value of certain financial instruments, including accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair value because of the short-term maturity of these instruments. All other significant financial assets, financial liabilities and equity instruments of the Company are either recognized or disclosed in the consolidated financial statements together with other information relevant for making a reasonable assessment of future cash flows, interest rate risk and credit risk.

Revenue Recognition

The Group recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. The Group’s revenues are primarily derived from the sale of beverage products through its brand-product distribution channels and direct-to-consumer e-commerce channels.

Revenue is recognized when control of the promised products is transferred to the customer in an amount that reflects the consideration the Group expects to receive in exchange for those products. The Group’s customer arrangements generally contain a single performance obligation related to the sale of products, which is satisfied at a point in time, generally upon delivery to the customer.

Revenue is presented net of discounts, rebates, returns and other forms of variable consideration, as applicable. The Group estimates variable consideration based on the terms of the underlying customer arrangements and historical experience and includes such amounts in the transaction price only to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Sales and other similar taxes collected from customers are excluded from revenue.

The Group’s brand-product sales are primarily made through distribution partners in Australia and other international markets. The Group also sells wine, spirits and other beverage products directly to consumers through its e-commerce platforms. Payment terms for brand-product sales are generally 21 days, while e-commerce transactions are generally paid at the time of sale.

The Group typically provides warranties for the replacement of products with defects that existed at the time of sale, as required by law. Based on historical experience, management does not believe that a material allowance for sales returns or warranty claims is necessary, and no such allowance was recorded as of December 31, 2025 or 2024.

The Group had no contract liabilities as of December 31, 2025 or 2024.

Set forth below is the disaggregation of the Group’s revenue based on its two primary distribution channels, brand products and e-commerce products:

	For the Years Ended
	December 31,
	2025	2024
		(As Restated)

Brand products - Australia	$2,720,491	$2,875,029
Brand products - United States	28,731	2,044
Total brand products	2,749,222	2,877,073

E-commerce - Australia	23,019	45,168
E-commerce - United States	—	—
Total e-commerce products	23,019	45,168

Total revenues	$2,772,241	$2,922,241

Advertising Costs

The Group expenses advertising costs as incurred. Advertising costs were approximately $189,000 and $119,000 for the years ended December 31, 2025 and 2024, respectively, and are included in sales and marketing expenses in the accompanying consolidated statements of operations and comprehensive loss.

Stock-Based Compensation

Stock-based compensation expense is measured based on the grant-date fair value of equity awards issued in exchange for services and is recognized over the requisite service period. The Group estimates the fair value of warrants issued for services on the grant date using the Black-Scholes option-pricing model. The Black-Scholes model incorporates assumptions regarding the expected volatility of the Group’s share price, expected term of the warrants, risk-free interest rates and expected dividend yields. These assumptions are based on historical experience, market data and other relevant factors, as applicable.

For awards with graded vesting schedules, the Group has elected to recognize compensation cost using the graded-vesting attribution method, under which each separately vesting portion of an award is treated as a separate award and compensation cost is recognized over the respective requisite service period of each portion.

Income Taxes

The Group accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect of a change in enacted tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Group evaluates the realizability of its deferred tax assets and establishes a valuation allowance when it is more likely than not that all or a portion of a deferred tax asset will not be realized.

The Group recognizes the financial statement effects of an uncertain tax position when it is more likely than not that the position will be sustained upon examination based on its technical merits. A recognized tax benefit is measured as the largest amount of benefit that is greater than 50% likely to be realized upon ultimate settlement. Changes in the recognition or measurement of uncertain tax positions are reflected in the period in which the change in judgment occurs. The Group records interest and penalties related to unrecognized tax benefits as a component of general and administrative expenses.

Earnings (Loss) Per Ordinary Share

Basic earnings (loss) per ordinary share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period.

Diluted earnings (loss) per ordinary share is calculated in a manner consistent with basic earnings (loss) per ordinary share while giving effect to all potentially dilutive ordinary shares outstanding during the period, including warrants and convertible instruments. Potential ordinary shares are excluded from the calculation of diluted earnings (loss) per ordinary share when their effect would be antidilutive.

	For the Years Ended
	December 31,
	2025	2024
Warrants	2,600	7,800
Total potentially dilutive shares	2,600	7,800

Foreign Currency Translation

The Group’s reporting currency is the U.S. dollar. The functional currency of IBG is the Australian dollar, while the functional currency of its U.S. subsidiaries, BevMart USA LLC and W4W, is the U.S. dollar. The functional currency of each entity is determined based on the currency of the primary economic environment in which the entity operates.

For entities whose functional currency is other than the U.S. dollar, assets and liabilities are translated into U.S. dollars at exchange rates in effect at the balance sheet date, while revenues and expenses are translated at weighted-average exchange rates for the reporting period. Equity transactions are translated at historical exchange rates, as applicable. Resulting foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income (loss) within stockholders’ equity (deficit).

Transactions denominated in a currency other than an entity’s functional currency are remeasured into the entity’s functional currency using the exchange rate applicable on the transaction date. Monetary assets and liabilities denominated in currencies other than the entity’s functional currency are remeasured at exchange rates in effect at the balance sheet date. Foreign currency transaction gains and losses resulting from such remeasurement are recognized in earnings in the period in which they arise.

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) includes revenues, expenses, gains and losses that, under U.S. GAAP, are included in comprehensive income (loss) but excluded from net income (loss). The Group’s other comprehensive income (loss) consists of foreign currency translation adjustments.

Segment Reporting

The Group determines its operating segments based on the manner in which its chief operating decision maker (“CODM”), identified as the Chief Executive Officer, evaluates performance and allocates resources. The Group has identified two reportable segments: Australia and the United States. See Note 17 for additional information regarding the Group’s reportable segments.

Recent Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to provide additional disclosures regarding certain expenses included in the statements of operations. The amendments require disaggregation of certain expense captions by specified natural expense categories, including, as applicable, purchases

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments provide a practical expedient for estimating expected credit losses on certain current accounts receivable and contract assets. The amendments are effective for annual reporting periods beginning after December 15, 2025, including interim periods within those annual reporting periods, with early adoption permitted. The amendments are applied prospectively. The Group is currently evaluating the impact of adopting this guidance and does not expect the adoption to have a material impact on its consolidated financial statements and related disclosures.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract. The amendments refine the scope of derivative accounting for certain contracts and clarify the accounting for share-based noncash consideration received from a customer in a revenue contract. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Group is currently evaluating the impact of adopting this guidance on its consolidated financial statements and related disclosures.

The Group has evaluated other accounting pronouncements issued but not yet effective and does not expect them to have a material impact on its consolidated financial statements or related disclosures.